Other Non-financial Liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of other non-financial liabilities [abstract]
Other Non-financial Liabilities

NOTE 30. OTHER NON-FINANCIAL LIABILITIES
The account breaks down as follows as of the indicated dates:

	12.31.23	12.31.22
Creditors for sale of assets	2,635,658	2,416,250
Tax withholdings and collections payable	70,692,520	92,421,959
Payroll and Social Contributions Payable	78,510,770	56,275,851
Withholdings on Payroll Payable	2,112,721	3,345,468
Fess to Directors and Syndics	1,525,998	1,945,083
Value-Added Tax	15,203,555	12,664,560
Sundry Creditors	49,036,226	30,405,649
Taxes Payable	52,241,225	55,496,336
Obligations Arising from Contracts with Customers (*)	3,622,688	8,665,403
Retirement payment orders pending settlement	481,796	1,106,674
Other Non-financial Liabilities	2,106,220	14,597,851
Total	278,169,377	279,341,084
(*)Including Liabilities for Quiero! Customer Loyalty Program.
Deferred income resulting from contracts with customers includes the liabilities for the “Quiero!” Customers Loyalty Program. The Group estimates the fair value of the points assigned to customers under the above-mentioned program. This value is estimated by means of the use of a mathematical model that considers certain assumptions of redemption rates, the fair value for the exchanged points based on the combination of available products and the customers’ preferences, as well as breakage. As of December 31, 2023, Ps.2,251,056 was recorded for non-exchanged points, whereas as of December 31, 2022, such amount totaled Ps.7,441,313.
The following table shows the estimated use of the liabilities recorded as of this fiscal year-end.

	Terms
Item	Up to 12 Months	Up to 24 Months	Over 24 Months	Total
Liabilities –“Quiero!” Customers Loyalty Program	1,182,807	578,016	490,233	2,251,056